UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pike Place Capital Management LLC
Address: 152 West 57th Street, 46th Floor
         New York, NY  10019

13F File Number:  28-11657

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rosenthal
Title:     Chief Financial Officer
Phone:     212-277-5660

Signature, Place, and Date of Signing:

       /s/  Mark Rosenthal     NY, NY     April 30, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $99,748 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRA HOLDINGS INC             COM              02208R106     5661   420925 SH       SOLE                   407925        0    13000
ASSISTED LIVING CONCPT NEV N   CL A             04544X102     4382   743990 SH       SOLE                   729790        0    14200
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     9076   515686 SH       SOLE                   503856        0    12100
DOMTAR CORP                    COM              257559104     4003   586110 SH       SOLE                   575810        0    10300
DSW INC                        CL A             23334L102      444    34300 SH       SOLE                    34300        0        0
DTS INC                        COM              23335C101     4150   172899 SH       SOLE                   169499        0     3400
DUFF & PHELPS CORP NEW         CL A             26433B107     2021   112363 SH       SOLE                   112363        0        0
EMERITUS CORP                  COM              291005106     6005   287863 SH       SOLE                   283963        0     3900
EXCEL TECHNOLOGY INC           COM              30067T103     3094   114752 SH       SOLE                   114752        0        0
FIVE STAR QUALITY CARE INC     COM              33832D106     1448   228000 SH       SOLE                   228000        0        0
HAYNES INTERNATIONAL INC       COM NEW          420877201     1942    35391 SH       SOLE                    33741        0     1650
HECKMANN CORP                  UNIT 99/99/9999  422680207     5029   624000 SH       SOLE                   624000        0        0
INDEPENDENCE HLDG CO NEW       COM NEW          453440307     3086   258923 SH       SOLE                   258923        0        0
LIBERTY ACQUISITION HLDGS CO   UNIT 99/99/9999  53015Y206     8112   780000 SH       SOLE                   760000        0    20000
PHI INC                        COM NON VTG      69336T205     3935   124759 SH       SOLE                   122059        0     2700
REIS INC                       COM              75936P105      357    66709 SH       SOLE                    66709        0        0
SALLY BEAUTY HLDGS INC         COM              79546E104     2031   294312 SH       SOLE                   282312        0    12000
SAPIENT CORP                   COM              803062108     4214   605391 SH       SOLE                   605391        0        0
SMART BALANCE INC              COM              83169Y108     6569   831532 SH       SOLE                   810732        0    20800
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109     3751   169110 SH       SOLE                   164110        0     5000
STANLEY INC                    COM              854532108     5469   185654 SH       SOLE                   175654        0    10000
TERADATA CORP DEL              COM              88076W103      772    35000 SH       SOLE                    35000        0        0
VARIAN MED SYS INC             COM              92220P105       75     1600 SH       SOLE                        0        0     1600
WESTERN UN CO                  COM              959802109     8438   396699 SH       SOLE                   385299        0    11400
WYNDHAM WORLDWIDE CORP         COM              98310W108     5684   274833 SH       SOLE                   268133        0     6700